Share-Based Compensation Restricted Stock (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Sep. 30, 2012 years		Sep. 30, 2011		Sep. 30, 2010
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period, Maximum	P5Y
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized	$ 4.7
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized, Period for Recognition	1.9
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of Award Based on Level of Performance Attained, Maximum	200.00%
Percentage of Award Based on Level of Performance Attained, Minimum	0.00%
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period, Minimum	P3Y
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period, Maximum	P5Y
Unvested, beginning of period	1,005,343
Granted	410,250		455,958		326,850
Vested	(495,368)		(420,596)		(361,552)
Forfeited	(57,550)
Unvested, end of period	862,675		1,005,343
Unvested, Weighted Average Grant Date Fair Value, beginning of period	$ 41.95
Weighted Average Grant Date Fair Value, Granted	$ 63.28
Weighted Average Grant Date Fair Value, Vested	$ 28.72
Weighted Average Grant Date Fair Value, Forfeited	$ 59.04
Unvested, Weighted Average Grant Date Fair Value, end of period	$ 58.66		$ 41.95
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized	36.3
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized, Period for Recognition	1.4
Aggregate fair value of vested restricted stock	$ 33.6		$ 28.0		$ 16.9
Restricted Stock, Non-Employee Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	1 year
Granted	20,700	[1]	20,155	[1]	22,000	[1]
Restricted Stock, Attainment of Performance Conditio in Excess of Target [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted	0	[2]	173,028	[2]	50,400	[2]
Restricted Stock, Service Condition and Cash Flow to Equity Ratio Performance Condition at Target [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted	389,550	[3]	262,775	[3]	254,450	[3]
Restricted Stock, Target Awards, Issued, Not Yet Vested [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common Stock, Shares, Issued	100,000		400,000
Restricted Stock Target Awards Potentially Issuable [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant	700,000
Restricted Stock, Target Awards, Issued and Issued and Vested, 2011 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of Awarded Based on Performance Level Achieved			150.00%
Restricted Stock, Target Awards, Issued and Issued and Vested, 2010 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of Awarded Based on Performance Level Achieved					150.00%
Restricted Stock, Target Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	3

[1]	Non-employee director grants vest over one year and are deemed issued on the grant date and have voting and dividend rights. Also includes converted restricted stock units held by the Smurfit-Stone directors who served on the RockTenn board of directors in fiscal 2011.
[2]	Shares issued in fiscal 2011 for the fiscal 2009 Cash Flow to Equity Ratio, the fiscal 2008 Annual Average Return over Capital Costs and the fiscal 2008 Total Shareholder Return were each at 150% of target. Shares issued in fiscal 2010 for the fiscal 2007 Annual Average Return over Capital Costs and the fiscal 2007 Total Shareholder Return grants each attained performance at 150% of the respective target.
[3]	These employee grants vest over approximately three years and have varied adjustable ranges by grant from 0-200% of target subject to the level of performance attained in the respective award agreement.